Cash and Cash Equivalents - Reconciliation of Profit before Income Tax to Cash Generated from Operating Activities (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of financial assets [line items]
Profit before income tax	¥ 8,874	¥ 7,661	¥ 6,118
Depreciation charges	12,963	12,418	11,766
Impairment on property, plant and equipment	324	71	90
Share of associates' results	(431)	(509)	(460)
Share of joint ventures' results	(99)	(102)	(108)
Gain on disposal of property, plant and equipment and construction in progress	(989)	(557)	(312)
Gain on deemed disposal of a subsidiary		(90)
Fair value movement of derivative financial instruments	64
Remeasurement of the originally held equity interests in a joint venture	(109)
Interest income	(89)	(89)	(253)
Interest expense	2,747	2,465	2,188
Dividend income from other investments in equity securities and available-for-sale financial assets	(18)	(14)	(13)
Exchange (gain)/losses, net	(642)	3,368	5,516
(Increase)/decrease in inventories	(34)	18	55
Decrease/(increase) in trade receivables	314	(409)	103
(Increase)/decrease in other receivables	(1,840)	637	418
Decrease/(increase) in prepaid expenses and other current assets	81	(224)	(184)
Increase/(decrease) in net amounts due to related companies	15	186	(153)
Increase/(decrease) in trade payables	222	(597)	843
(Decrease)/increase in sales in advance of carriage	(567)	1,289	1,030
Increase in accrued expenses	223	2,066	695
Increase/(decrease) in other liabilities	762	(186)	(277)
Increase/(decrease) in deferred revenue	430	86	(75)
Increase in provision for major overhauls	719	194	630
Decrease in provision for early retirement benefits	(3)	(7)	(20)
Increase/(decrease) in deferred benefits and gains	362	(195)	181
Cash generated from operating activities	23,478	27,681	27,857
Other [member]
Disclosure of financial assets [line items]
Amortization	360	332	227
Deferred benefits and gains [member]
Disclosure of financial assets [line items]
Amortization	¥ (161)	¥ (131)	¥ (148)